IMPAIRMENT - Impairment of PP&E (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Impairment
Oil and natural gas properties impairment	$ 0	$ 0	$ 301,200